Assets and Liabilities Held for Sale and Discontinued Operations	9 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale and discontinued operations	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
11.1 The CoolCo Disposal

On January 26, 2022, we entered into a share purchase agreement and related agreements with CoolCo, as amended on February 25, 2022 (the “Vessel SPA”), pursuant to which CoolCo acquired all of the outstanding shares of nine of our wholly-owned subsidiaries. Eight of these entities, Golar Hull M2021 Corp., Golar Hull M2022 Corp., Golar Hull M2027 Corp., Golar LNG NB12 Corporation, Golar LNG NB10 Corporation, Golar Hull M2047 Corp., Golar Hull M2048 Corp., and Golar LNG NB11 Corporation are each the registered or disponent owner of the following modern LNG carriers: Golar Seal, Golar Crystal, Golar Bear, Golar Frost, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin. The Cool Pool Limited is the entity responsible for the marketing of these LNG carriers. The purchase price agreed for each LNG carrier recognized as an asset in the respective subsidiaries was stated as $145.0 million, subject to working capital and debt adjustments arising from the residual balances of each wholly owned subsidiary as of the respective completion date of each subsidiary disposal.

On January 26, 2022, we also entered into the Transitional Services Agreement (the “CoolCo TSA”) with CoolCo, pursuant to which we agreed to provide corporate administrative services to CoolCo for a fixed daily fee for a one year term; a loan agreement, pursuant to which we made a $25.0 million revolving credit facility available for a 24 month term for CoolCo to fund its working capital requirements; and an agreement in principle with CoolCo that, following the conclusion of an internal reorganization of our management operations, CoolCo will acquire the management entities that are responsible for the commercial and technical vessel management of the LNG carriers that it acquired and the management agreements for the fleet of third party-owned LNG carriers and FSRUs that Golar has been managing (the “ManCo Agreement”, or our shipping and FSRU management business).

On January 27, 2022, CoolCo raised $275.0 million of proceeds, $150.0 million of which was subscribed by EPS Ventures LTD (“EPS”) and $125.0 million in exchange for shares in CoolCo in the Norwegian markets, following which EPS, which is wholly owned by Quantum Pacific Shipping Ltd (“QPSL”), became the largest CoolCo shareholder with the acquisition of 15,000,000 shares. In February 2022, CoolCo's shares commenced trading on the Euronext Growth Oslo with the ticker “COOL”. On February 17, 2022, CoolCo entered into a new term loan facility of up to $570.0 million to refinance outstanding vessel debt relating to the vessels that it acquired pursuant to the Vessel SPA (which excludes the sale and leaseback financing in relation to the Golar Ice and the Golar Kelvin, which CoolCo assumed).

Each subsidiary disposal was closed with phased completion dates corresponding with the date that the respective subsidiary debt was either refinanced (for six of the subsidiaries disposed of) or assumed by CoolCo (for two of the subsidiaries disposed of, for which lender consent was obtained for the change of control of the existing lease financing arrangements) and customary conditions precedent were met. The disposals closed in stages from March 3, 2022 to April 5, 2022, the date on which the Vessel SPA in its entirety was considered completed. Following completion of the Vessel SPA on April 5, 2022, EPS owned a 37.5% interest in CoolCo, we owned a 31.3% interest in CoolCo, and the remaining 31.2% was held by the public. GLNG agreed to remain as the guarantor of the payment obligations of two of the disposed subsidiaries' debt relating to LNG carriers, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances.

Following closing of the Vessel SPA, we continued to provide commercial and technical management to CoolCo for the eight LNG carriers it acquired pursuant to management agreements entered into contemporaneously with the Vessel SPA.

On June 30, 2022, once we had completed the internal reorganization of our management operations, we entered into a share purchase agreement and related agreements (“ManCo SPA”) with CoolCo for its purchase of our shipping and FSRU management business, as was contemplated in the ManCo Agreement. We also entered into an Administrative Services Agreement, which replaced the CoolCo TSA (the “CoolCo ASA”), for the provision of the following services from July 1, 2022 to June 30, 2023: IT services, accounting services, treasury services, finance operations services, and any additional services reasonably required by CoolCo.

Given our 31.3% interest as of September 30, 2022, we consider that we have a significant influence over CoolCo and therefore we account for our investment in CoolCo using the equity method of accounting.

The disposals to CoolCo are considered a disposal group and the associated assets and liabilities of the disposal group were classified as held-for-sale and qualified as a discontinued operation on March 1, 2022. Consequently, we retrospectively reclassified the results of the disposal group and separately presented as “Net income/(loss) from discontinued operations”. Each of the subsidiaries were de-recognized on the respective dates of each disposal with a corresponding recognition of a (loss)/gain on disposal.
The discontinued operations were previously included in two of our three reportable segments, “Shipping” (containing the business activities of the LNG carriers and The Cool Pool Limited), and “Corporate and Other” (containing our shipping and FSRU management business).

Our continuing involvement with the discontinued operations of the disposal group includes:
•our equity method investment in CoolCo (note 16);
•the financial guarantees we provide to CoolCo with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice, in place until the earlier of the repayment of the vessel debt by CoolCo or until release by the lessors (note 21);
•$25.0 million revolving credit facility committed per the loan agreement to be made available until January 2024 (note 21);
•CoolCo's management of our LNG carrier Golar Arctic and FSRU Golar Tundra (note 21);
•our agreements with CoolCo that sub-contract our contractual vessel management obligations for the LNG Croatia pursuant to our Operation and Maintenance Agreement with LNG Hrvastska d.o.o. (the “O&M Agreement”) and for New Fortress Energy Inc.'s (“NFE's”) fleet of vessels (further disclosed in note in 11.3 Disposal of Golar Partners and Hygo below and note 21); and
•our provision of IT services, routine accounting services, treasury services, finance operation services, and any additional services reasonably required pursuant to the CoolCo ASA (note 21).

The following table contains the line-items of the CoolCo Disposal discontinued operations:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	37,289	119,323
Vessel and other management fees	1,432	—
Vessel operating expenses	(8,466)	(37,066)
Voyage, charterhire and commission expenses	(1,229)	(2,443)
Administrative expenses	1,757	(1,029)
Project development expenses	(62)	(149)
Depreciation and amortization	(5,745)	(32,576)
Impairment of long-lived assets (1)	(218,349)	—
Other operating income	4,374	5,020
Operating (loss)/income	(188,999)	51,080

Other non-operating losses	—	(124)
Interest income	4	4
Interest expense	(4,725)	(16,799)
Other financial items, net	(787)	(293)
Income taxes	(385)	(158)
(Loss)/income from discontinued operations	(194,892)	33,710

Loss on CoolCo Disposal (2)	(10,060)	—
Net (loss)/income from discontinued operations	(204,952)	33,710
(1) Impairment of long-live assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.

(2) Loss on CoolCo Disposal comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received, $218.2 million cash consideration and $127.1 million of equity consideration.
The following table contains the financial statement line items forming the assets and liabilities classified as held for sale:

(in thousands of $)	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	33,811
Restricted cash and short-term deposits	43,311
Trade accounts receivable	767
Other current assets	1,913
Total current assets held for sale	79,802
Non-current assets
Restricted cash	780
Vessels and equipment, net	1,383,656
Other non-current assets	478
Total non-current assets held for sale	1,384,914

Total assets held for sale	1,464,716

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	(338,501)
Trade accounts payables	(7,265)
Accrued expenses	(59,094)
Other current liabilities	(11,572)
Total current liabilities held for sale	(416,432)

Non-current liabilities
Long-term debt	(292,322)
Other non-current liabilities	(11,778)
Total non-current liabilities held for sale	(304,100)

Total liabilities held for sale	(720,532)

We retain an investment in CoolCo accounted for under the equity method that is included in discontinued operations. Prior to the CoolCo Disposal we held a 100% interest CoolCo and the thirteen subsidiaries disposed of. As of September 30, 2022, we held a 31.3% interest in CoolCo and no interest in the thirteen subsidiaries disposed (note 16).

The table below summarizes the financial performance of CoolCo on a 100% basis:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Revenue	151,675	125,273
Adjusted EBITDA	109,437	79,019
Net income	63,171	29,220
11.2 The TundraCo Disposal

On May 31, 2022 we entered into a share purchase agreement with Snam pursuant to which it acquired 100% of the share capital of our subsidiary Golar LNG NB 13 Corporation, the disponent owner of FSRU Golar Tundra for $352.5 million (which includes a $2.5 million working capital adjustment). The assets and liabilities of Golar LNG NB 13 Corporation met the criteria for presentation as held-for-sale and also qualified as a discontinued operation on May 30, 2022. Consequently, we retrospectively reclassified the results of Golar LNG NB 13 Corporation and separately presented as “Net income/(loss) from discontinued operations”. The discontinued operations were previously included in the “Shipping” segment.

Our continuing involvement with the discontinued operations of the Golar LNG NB 13 Corporation includes:

•bareboat agreement to charter the Golar Tundra for 160 days;
•incurred pool expenses from other participants in the pooling arrangement totaling $1.8 million; and
•the Development Agreement (note 5).

For the nine months ended September 30, 2022, we incurred $3.1 million of bareboat expenses.

The following table contains the line-items of the discontinued operation:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	22,016	22,634
Vessel operating expenses	(4,155)	(5,109)
Voyage, charterhire and commission expenses	(7,707)	(7,997)
Administrative expenses	(1)	(45)
Depreciation and amortization	(2,955)	(5,319)
Operating income	7,198	4,164

Interest income	17	2
Interest expense	(4,649)	(1,855)
Other financial items, net	(147)	(121)
Income from discontinued operations	2,419	2,190

Gain on TundraCo Disposal(1)	123,252	—
Net income from discontinued operations	125,671	2,190
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $350.0 million, (ii) working capital adjustment of $2.5 million, (iii) partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iv) related fees incurred of $0.2 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	September 30, 2022	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	41	2,605
Trade accounts receivable	400	70
Other current assets	266	153
Total current assets held for sale	707	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	707	232,323

(in thousands of $)	September 30, 2022	December 31, 2021
LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	(183)	(204)
Accrued expenses	(1,217)	(737)
Other current liabilities	(2,789)	(2,325)
Total current liabilities held for sale	(4,189)	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	(4,189)	(158,945)

11.3 Disposal of Golar Partners and Hygo

On April 15, 2021, we completed the sale of our investments in Golar Partners and Hygo to NFE. We received consideration of $876.3 million which comprised of (i) $80.8 million cash for our investment in Golar Partners and (ii) $50.0 million cash and 18.6 million Class A NFE common shares (“NFE Shares”) valued at $745.4 million for our investment in Hygo (the “GMLP Merger” and “Hygo Merger”, respectively).

The net income of equity method investments from discontinued operations for the nine months ended September 30, 2021, are as follows:

(in thousands of $)	September 30, 2021
Net income from equity method investments of Golar Partners	8,116
Net losses from equity method investments of Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments(1)	574,939
Net income from discontinued operations	568,047
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.1 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of amounting to $257.2 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) related fees of $2.7 million.

Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo.

For the nine months ended September 30, 2022, we:

•earned ship management and administrative services fees amounting to $10.4 million;
•incurred pool income from other participants in the Cool Pool totaling $0.5 million;
•declared distributions on Golar Hilli LLC (“Hilli LLC”) amounting to $23.2 million with respect to the common units owned by Golar Partners and accrued for $2.1 million of Hilli costs indemnification; and
•earned charter and debt guarantee fees from Golar Partners and Hygo amounting to $1.4 million. On August 15, 2022, NFE terminated its sale and leaseback arrangements in respect of the Golar Celsius, Golar Penguin and Golar Nanook. Consequently, our debt guarantees for Hygo's long-term debt obligations were released.